UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-01494

GENERAL ELECTRIC RSP U.S. EQUITY FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

SSGA FUNDS MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 09/30/16

Item 1.	Schedule of Investments.

GE RSP U.S. Equity Fund

Schedule of Investments—September 30, 2016 (Unaudited)

Common Stock—96.7% †	Number of Shares	Fair Value
Aerospace & Defense—2.4%
General Dynamics Corp.	385,265	$59,777,717
Hexcel Corp.	825,796	36,582,763
The Boeing Co.	153,811	20,263,061
		116,623,541
Agricultural Products—0.3%
Archer-Daniels-Midland Co.	387,992	16,361,623
Air Freight & Logistics—0.3%
United Parcel Service Inc., Class B	156,059	17,066,612
Airlines—1.1%
Delta Air Lines Inc.	1,412,096	55,580,098
Apparel, Accessories & Luxury Goods—0.7%
Ralph Lauren Corp.	159,960	16,178,354
VF Corp.	346,450	19,418,523
		35,596,877
Application Software—1.0%
Intuit Inc.	331,624	36,481,956
salesforce.com Inc.	195,074	13,914,629	(a)
		50,396,585
Asset Management & Custody Banks—1.3%
Ameriprise Financial Inc.	458,266	45,721,199
Invesco Ltd.	639,992	20,012,550
		65,733,749
Auto Parts & Equipment—1.1%
Delphi Automotive PLC	759,003	54,132,094
Automobile Manufacturers—0.3%
Ford Motor Co.	1,157,079	13,965,943
Automotive Retail—0.4%
Advance Auto Parts Inc.	134,449	20,049,035
Biotechnology—5.0%
Alexion Pharmaceuticals Inc.	245,792	30,119,352	(a)
Amgen Inc.	707,706	118,052,438
Gilead Sciences Inc.	1,000,331	79,146,189
Vertex Pharmaceuticals Inc.	222,383	19,394,021	(a)
		246,712,000
Cable & Satellite—4.8%
Charter Communications Inc., Class A	327,723	88,475,378	(a)
Comcast Corp., Class A	1,077,190	71,460,785
Liberty Global PLC, Class C	1,521,571	50,272,706	(a)
Sirius XM Holdings Inc.	6,242,341	26,030,562	(a)
		236,239,431
Communications Equipment—2.1%
Cisco Systems Inc.	3,319,553	105,296,221
Consumer Finance—1.5%
Discover Financial Services	1,316,736	74,461,421
Data Processing & Outsourced Services—2.1%
PayPal Holdings Inc.	799,800	32,767,806	(a)
Visa Inc., Class A	858,322	70,983,229
		103,751,035

Diversified Banks—6.1%
Bank of America Corp.	4,647,709	72,736,646
Citigroup Inc.	1,897,161	89,602,914
JPMorgan Chase & Co.	934,964	62,259,253
Wells Fargo & Co.	1,736,511	76,892,707
		301,491,520
Drug Retail—0.2%
CVS Health Corp.	82,532	7,344,523
Electric Utilities—0.9%
Exelon Corp.	280,120	9,325,195
NextEra Energy Inc.	276,138	33,777,200
		43,102,395
Financial Exchanges & Data—2.5%
CME Group Inc.	573,515	59,943,788
S&P Global Inc.	487,683	61,721,160
		121,664,948
General Merchandise Stores—0.5%
Dollar General Corp.	335,190	23,459,948
Gold—0.4%
Newmont Mining Corp.	510,288	20,049,215
Healthcare Equipment—5.6%
Abbott Laboratories	663,249	28,048,800
Boston Scientific Corp.	2,830,575	67,367,685	(a)
Medtronic PLC	1,824,121	157,604,055
Stryker Corp.	199,064	23,173,040
		276,193,580
Healthcare Supplies—0.6%
The Cooper Companies Inc.	159,960	28,674,430
Home Improvement Retail—1.3%
Lowe’s Companies Inc.	876,399	63,284,772
Hotels, Resorts & Cruise Lines—0.3%
Hilton Worldwide Holdings Inc.	733,311	16,814,821
Household Products—0.2%
The Procter & Gamble Co.	89,133	7,999,687
Housewares & Specialties—1.3%
Newell Brands Inc.	1,212,648	63,858,044
Hypermarkets & Super Centers—0.5%
Wal-Mart Stores Inc.	341,378	24,620,181
Independent Power Producers & Energy Traders—0.4%
Calpine Corp.	1,488,451	18,814,021	(a)
Industrial Conglomerates—0.5%
Honeywell International Inc.	220,636	25,723,951
Industrial Gases—0.2%
Air Products & Chemicals Inc.	78,408	11,787,859
Industrial Machinery—1.5%
Ingersoll-Rand PLC	1,083,702	73,626,714
Integrated Oil & Gas—4.4%
Chevron Corp.	709,481	73,019,784
Exxon Mobil Corp.	935,400	81,641,712
Occidental Petroleum Corp.	820,142	59,804,755
		214,466,251
Integrated Telecommunication Services—1.2%
SBA Communications Corp., Class A	542,118	60,803,955	(a)
Internet & Direct Marketing Retail—1.5%
Amazon.com Inc.	89,734	75,135,175	(a)

Internet Software & Services—4.9%
Alphabet Inc., Class A	80,308	64,572,450	(a)
Alphabet Inc., Class C	97,537	75,814,535	(a)
Baidu Inc. ADR	136,552	24,862,023	(a)
Facebook Inc., Class A	487,683	62,555,098	(a)
LinkedIn Corp., Class A	78,030	14,913,094	(a)
		242,717,200
Investment Banking & Brokerage—1.1%
The Charles Schwab Corp.	1,697,137	53,578,615
Movies & Entertainment—2.2%
The Walt Disney Co.	397,950	36,953,637
Time Warner Inc.	902,736	71,866,813
		108,820,450
Multi-Line Insurance—1.0%
American International Group Inc.	351,131	20,836,113
The Hartford Financial Services Group Inc.	668,723	28,634,719
		49,470,832
Multi-Utilities—1.5%
Dominion Resources Inc.	91,684	6,809,371
Sempra Energy	634,877	68,052,465
		74,861,836
Oil & Gas Equipment & Services—1.0%
Schlumberger Ltd.	619,272	48,699,550
Oil & Gas Exploration & Production—2.8%
Concho Resources Inc.	90,448	12,423,033	(a)
ConocoPhillips	1,067,897	46,421,483
Hess Corp.	1,027,868	55,114,282
Noble Energy Inc.	599,056	21,410,261
		135,369,059
Packaged Foods & Meats—1.2%
Mondelez International Inc., Class A	1,355,853	59,521,947
Paper Packaging—0.2%
Packaging Corporation of America	105,320	8,558,303
Pharmaceuticals—8.5%
Allergan PLC	654,837	150,815,509	(a,b)
Johnson & Johnson	900,754	106,406,070
Merck & Company Inc.	1,589,886	99,224,785
Pfizer Inc.	1,853,195	62,767,715
		419,214,079
Property & Casualty Insurance—1.0%
Chubb Ltd.	351,132	44,119,736
XL Group Ltd.	159,893	5,377,201
		49,496,937
Research & Consulting Services—1.2%
Nielsen Holdings PLC	1,085,453	58,147,717
Semiconductor Equipment—1.7%
Applied Materials Inc.	2,754,852	83,058,788
Semiconductors—3.3%
NXP Semiconductors N.V.	305,465	31,160,485	(a)
QUALCOMM Inc.	1,887,832	129,316,492
		160,476,977
Soft Drinks—2.1%
PepsiCo Inc.	952,188	103,569,489
Specialized REITs—0.6%
American Tower Corp.	243,027	27,542,250

Specialty Chemicals—0.1%
PPG Industries Inc.	63,848	6,599,329
Systems Software—2.1%
Microsoft Corp.	1,092,410	62,922,816
Oracle Corp.	997,238	39,171,509
		102,094,325
Technology Hardware, Storage & Peripherals—4.5%
Apple Inc.	1,170,162	132,286,814
Hewlett Packard Enterprise Co.	1,111,918	25,296,135
Western Digital Corp.	1,069,683	62,544,365
		220,127,314
Trading Companies & Distributors—1.2%
United Rentals Inc.	721,985	56,668,603	(a)
Total Common Stock (Cost $3,995,813,360)		4,759,475,855

		Principal Amount
Short-Term Investments—3.3%
Time Deposit—3.3%
State Street Corp.
0.01%	10/03/16	$163,184,503	163,184,503	(c)
Total Short-Term Investments (Cost $163,184,503)			163,184,503

Total Investments (Cost $4,158,997,863)			4,922,660,358

Liabilities in Excess of Other Assets, net—(0.0)%*			(1,943,480)

NET ASSETS—100.0%			$4,920,716,878

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	At September 30, 2016, all or a portion of this security was pledged to cover collateral requirements for current or potential holdings of futures.

(c)	State Street Corp. is the parent company of SSGA Funds Management, Inc., the Fund’s investment adviser and administrator effective July 1, 2016, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of September 30, 2016.

*	Less than 0.05%.

Abbreviations:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

Notes to Financial Statements

Security Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. The investment adviser performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund typically classifies the investment securities in Level 2.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s net asset value (“NAV”).

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2016:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Common Stock	$4,759,475,855	$—	$—	$4,759,475,855
Short-Term Investments	—	163,184,503	—	163,184,503

Total Investments in Securities	$4,759,475,855	$163,184,503	$—	$4,922,660,358

†	See Schedule of Investments for Industry Classification.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At September 30, 2016, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$4,192,476,650	$793,120,694	$(62,936,986)	$730,183,708

Investment Adviser and Administrator

Effective July 1, 2016, SSGA Funds Management, Inc. became the investment adviser and administrator to the Fund. Prior to July 1, 2016, GE Asset Management Incorporated served as the investment adviser and administrator to the Fund.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric RSP U.S. Equity Fund General Electric RSP Income Fund

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta President, GE RSP Funds

Date: November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta President, GE RSP Funds

Date: November 21, 2016

By:	/s/ Arthur A. Jensen
Arthur A. Jensen
Treasurer, GE RSP Funds

Date: November 21, 2016